UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     August 4, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $626,834 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTL INC                COM              014477103     9982   217700 SH       SOLE                   217700        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     8875   215000 SH       SOLE                   215000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    30511  1852500 SH       SOLE                  1852500        0        0
BEARINGPOINT INC               COM              074002106    13775  1645700 SH       SOLE                  1645700        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    10410   618156 SH       SOLE                   618156        0        0
BRADLEY PHARMACEUTICALS INC    COM              104576103     3135   307400 SH       SOLE                   307400        0        0
CELANESE CORP DEL              COM SER A        150870103    31651  1550000 SH       SOLE                  1550000        0        0
CENVEO INC                     COM              15670S105    10068   560900 SH       SOLE                   560900        0        0
COLD SPRING CAP INC            *W EXP 11/11/200 192865111      493  1331200 SH  CALL SOLE                  1331200        0        0
COMPTON PETE CORP              COM              204940100    28922  2504100 SH       SOLE                  2504100        0        0
CORN PRODS INTL INC            COM              219023108    39749  1299000 SH       SOLE                  1299000        0        0
CVS CORP                       COM              126650100     9962   324500 SH       SOLE                   324500        0        0
ENDEAVOR ACQUISITION CORP      COM              292577103     4290   600000 SH       SOLE                   600000        0        0
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/200 292577111      660   600000 SH  CALL SOLE                   600000        0        0
FAMILY DLR STORES INC          COM              307000109    10627   435000 SH       SOLE                   435000        0        0
FLOWSERVE CORP                 COM              34354P105     9024   158600 SH       SOLE                   158600        0        0
FOOT LOCKER INC                COM              344849104     1837    75000 SH       SOLE                    75000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    22724   783600 SH       SOLE                   783600        0        0
GENERAL FINANCE CORP           UNIT 99/99/9999  369822200      799   100000 SH       SOLE                   100000        0        0
HALLIBURTON CO                 COM              406216101    23725   319700 SH       SOLE                   319700        0        0
HD PARTNERS ACQUISITION CORP   UNIT 99/99/9999  40415K209      785   100000 SH       SOLE                   100000        0        0
HEMISPHERX BIOPHARMA INC       COM              42366C103      920   362200 SH       SOLE                   362200        0        0
HILTON HOTELS CORP             COM              432848109    15271   540000 SH       SOLE                   540000        0        0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107    31886   402200 SH       SOLE                   402200        0        0
KKR FINL CORP                  COM              482476306     2081   100000 SH       SOLE                   100000        0        0
LAS VEGAS SANDS CORP           COM              517834107    10122   130000 SH       SOLE                   130000        0        0
LIMITED BRANDS INC             COM              532716107     7636   298400 SH       SOLE                   298400        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    53232   584000 SH       SOLE                   584000        0        0
MICROSOFT CORP                 COM              594918104    16310   700000 SH       SOLE                   700000        0        0
MIDDLEBY CORP                  COM              596278101     3904    45100 SH       SOLE                    45100        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     7835   450000 SH       SOLE                   450000        0        0
NYSE GROUP INC                 COM              62949W103    12532   183000 SH       SOLE                   183000        0        0
OMNICARE INC                   COM              681904108    20154   425000 SH       SOLE                   425000        0        0
ORACLE CORP                    COM              68389X105    34262  2364500 SH       SOLE                  2364500        0        0
PENN NATL GAMING INC           COM              707569109    12991   335000 SH       SOLE                   335000        0        0
PERINI CORP                    COM              713839108    10265   456200 SH       SOLE                   456200        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    18044   797000 SH       SOLE                   797000        0        0
SHUFFLE MASTER INC             COM              825549108     4098   125000 SH       SOLE                   125000        0        0
TARGET CORP                    COM              87612E106    13732   281000 SH       SOLE                   281000        0        0
TERNIUM SA                     SPON ADR         880890108    16310   674800 SH       SOLE                   674800        0        0
TEXAS INDS INC                 COM              882491103    13806   260000 SH       SOLE                   260000        0        0
UNITED STATES STL CORP NEW     COM              912909108    17600   251000 SH       SOLE                   251000        0        0
VAIL RESORTS INC               COM              91879Q109     4474   120600 SH       SOLE                   120600        0        0
WMS INDS INC                   COM              929297109     7017   256200 SH       SOLE                   256200        0        0
YAHOO INC                      COM              984332106    20348   616600 SH       SOLE                   616600        0        0